NATURE OF ORGANIZATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

The estimated useful lives of property and equipment are generally as follows:

Years
Manufacturing equipment	7 - 10
Drones and related equipment	5
Furniture, fixtures and office equipment	5
Software library	3

SCHEDULE OF ANTI-DILUTIVE IMPACT ON NET LOSSES

	March 31,
	2025	2024
Stock warrants	125,531	696,955	(1)
Stock options	236,250	-
Common shares issuable upon conversion of convertible notes	-	234,376
Common shares issuable upon conversion of Preferred Series A	-	1,500,000
Common shares issuable upon conversion of Preferred Series B	-	1,310,000
Total	361,781	3,741,331

(1)	Does not include Representative warrants issued to underwriter for 51,000, which are not exercisable until March 1, 2025.

	December 31,
	2024	2023
Stock warrants (1)	125,531	611,017
Stock options	322,500	-
Common stock issuable upon conversion of convertible notes	-	148,438
Common shares issuable upon conversion of Series A Preferred	-	1,500,000
Common shares issuable upon conversion of Series B Preferred	-	1,310,000
Total	448,031	3,569,455

(1)	Does not include Representative warrants issued to underwriter for 51,000, which are not exercisable until March 1, 2025.